Stock-Based Compensation - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares available for grant under Company's stock incentive plan (subject to adjustment for forfeitures)	37
Fair value of shares vested	$ 180	$ 128	$ 152
Stock-based compensation expense	163	150	125
Stock-based compensation expense on an after tax basis	101	$ 93	$ 78
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 191
Unrecognized compensation cost recognized over a weighted-average period as compensation expense	2 years 6 months
Minimum [Member]
Stock and unit awards vesting period	3 years
Maximum [Member]
Date of grant exercisable period	10 years
Stock and unit awards vesting period	5 years